CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities:
Net loss	$ (31,290)	$ (351,988)	$ (135,925)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of intangible assets	124,178	115,398	113,265
Depreciation in cost of sales	41,080	39,590	40,123
Depreciation in selling and administrative expenses	7,467	8,036	6,962
Impairment of goodwill and other intangible assets	25,252	421,425	235,023
Foreign currency transaction losses (gains), net	(5,867)	1,054	1,884
Net loss (gain) on asset dispositions	124	(4,510)	1,033
Non-cash change in LIFO reserve	(2,210)	(1,983)	(2,571)
Deferred income taxes	(84,359)	(63,507)	(25,140)
Changes in assets and liabilities:
Receivables	(48,802)	83,938	(69,981)
Inventories	23,455	(27,754)	(51,008)
Accounts payable	58,099	(46,774)	12,193
Accrued liabilities	21,186	30,679	(7,597)
Other assets and liabilities, net	37,331	(31,538)	23,544
Net cash provided by operating activities	165,644	172,066	141,805
Cash Flows From Investing Activities:
Capital expenditures	(74,416)	(70,973)	(73,546)
Net cash paid in business combinations	(18,780)	(26,179)	(82,319)
Net cash received in business divestitures	4,897	0	0
Disposals of property, plant and equipment	6,223	13,138	459
Net cash used in investing activities	(82,076)	(84,014)	(155,406)
Cash Flows From Financing Activities:
Principal payments on short-term borrowings	0	(7,186)	(5,693)
Proceeds from short-term borrowings	0	479	14,144
Principal payments on long-term debt	(26,482)	(73,592)	(400,704)
Proceeds from long-term debt	992	47,100	377,157
Proceeds from the issuance of common stock	3,258	4,168	15,888
Purchases of treasury stock	(14,109)	(2,104)	(3,210)
Payments of contingent consideration	(4,658)	(3,000)	0
Payments of debt issuance costs	(1,104)	0	0
Purchase of shares from noncontrolling interests	0	0	(121)
Other	(899)	(887)	(1,159)
Net cash used in financing activities	(43,002)	(35,022)	(3,698)
Effect of exchange rate changes on cash and cash equivalents	(13,085)	(8,865)	(17,208)
Net increase in cash and cash equivalents	27,481	44,165	(34,507)
Cash and cash equivalents, beginning of period	228,322	184,157	218,664
Cash and cash equivalents, end of period	255,803	228,322	184,157
Supplemental Cash Flow Information
Cash paid for income taxes	35,472	53,782	56,624
Cash paid for interest	153,932	144,588	151,732
Capital expenditures in accounts payable	7,204	2,143	3,680
Property and equipment acquired under capital leases	$ 7,716	$ 0	$ 0